Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets, Net [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	December 31,
	2010	2011
	RMB	RMB

Customer lists and relationships	6,131	6,131
Completed technology	5,251	5,251
Purchased software for internal use	17,200	17,200
Land use right	30,156	31,251

Total	58,738	59,833
Less: Accumulated amortization	(27,072)	(30,575)

Acquired intangible assets, net	31,666	29,258

In October 2008, the Company acquired a land use right from Yizhuang Substation of the PRC Country Resources Bureau for RMB30,156. The land use right has a contractual useful life of 50 years.

In January 2012, the Company changed the construction planning of Yizhuang to development of mixed-use real estate projects and reclassified the land use right to real estate property under development.

Amortization expenses for the years ended December 31, 2009, 2010, and 2011 were RMB5,560, RMB4,043, and RMB3,503, respectively.

The following table represents the total estimated amortization of intangible assets for the next five years:

For the Year Ending December 31	Estimated Amortization Expense
RMB
2012	703
2013	703
2014	703
2015	703
2016	703

3,515